Document And Entity Information	Mar. 24, 2016
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	OPTIMUM FUND TRUST
Central Index Key	0001227523
Amendment Flag	false
Document Creation Date	Mar. 24, 2016
Document Effective Date	Mar. 24, 2016
Prospectus Date	Jul. 29, 2015